Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-43465
Entity Registrant Name	EXASCALE LABS HOLDINGS INC.
Entity Central Index Key	0002109869
Entity Tax Identification Number	42-3035215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	820 Gessner Road
Entity Address, Address Line Two	Suite 332
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(650)
Local Phone Number	537-7553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	XLAB
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Common Stock at an exercise price of $11.50
Trading Symbol	XLABW
Security Exchange Name	NASDAQ